Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 45,409	$ 48,250
Other receivables	37,025	11,127
Value added tax	20,347	24,416
Cash collateral	2,683	25,368
Total prepaid expenses and other current assets	$ 105,464	$ 109,161